Quarterly Holdings Report
for
Fidelity® SAI Sustainable Future Fund
February 29, 2024

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
FSP-NPRT3-0424
1.9905636.101
Common Stocks - 97.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 7.1%
Diversified Telecommunication Services - 0.9%
Verizon Communications, Inc.	12,894	516,018
Entertainment - 0.7%
Netflix, Inc. (a)	591	356,326
Interactive Media & Services - 4.9%
Alphabet, Inc. Class C (a)	14,855	2,076,432
Meta Platforms, Inc. Class A	1,314	644,031
		2,720,463
Media - 0.6%
Comcast Corp. Class A	8,148	349,142
TOTAL COMMUNICATION SERVICES		3,941,949
CONSUMER DISCRETIONARY - 8.7%
Automobile Components - 0.3%
Aptiv PLC (a)	1,158	92,049
Lear Corp.	604	82,959
		175,008
Broadline Retail - 3.0%
Amazon.com, Inc. (a)	9,385	1,658,893
Hotels, Restaurants & Leisure - 1.3%
Airbnb, Inc. Class A (a)	2,237	352,260
Marriott International, Inc. Class A	1,372	342,822
		695,082
Household Durables - 0.1%
D.R. Horton, Inc.	355	53,051
Specialty Retail - 3.1%
Lowe's Companies, Inc.	1,789	430,559
The Home Depot, Inc.	1,634	621,917
TJX Companies, Inc.	6,523	646,690
		1,699,166
Textiles, Apparel & Luxury Goods - 0.9%
Brunello Cucinelli SpA	1,396	167,476
NIKE, Inc. Class B	3,352	348,373
		515,849
TOTAL CONSUMER DISCRETIONARY		4,797,049
CONSUMER STAPLES - 2.6%
Beverages - 0.6%
The Coca-Cola Co.	5,600	336,112
Consumer Staples Distribution & Retail - 1.1%
Target Corp.	3,835	586,448
Household Products - 0.5%
The Clorox Co.	1,883	288,683
Personal Care Products - 0.4%
Kenvue, Inc.	5,394	102,486
L'Oreal SA	239	114,163
		216,649
TOTAL CONSUMER STAPLES		1,427,892
ENERGY - 2.7%
Energy Equipment & Services - 1.7%
Baker Hughes Co. Class A	13,043	385,942
Seadrill Ltd. (a)	7,692	324,602
TechnipFMC PLC	10,780	233,818
		944,362
Oil, Gas & Consumable Fuels - 1.0%
Cheniere Energy, Inc.	1,661	257,787
Hess Corp.	2,052	299,079
		556,866
TOTAL ENERGY		1,501,228
FINANCIALS - 13.7%
Banks - 1.6%
Bank of America Corp.	7,236	249,787
Huntington Bancshares, Inc.	1,418	18,491
JPMorgan Chase & Co.	2,111	392,773
PNC Financial Services Group, Inc.	1,511	222,419
		883,470
Capital Markets - 3.7%
BlackRock, Inc. Class A	676	548,466
CME Group, Inc.	825	181,789
Deutsche Borse AG	460	96,300
Intercontinental Exchange, Inc.	3,285	454,710
KKR & Co. LP	4,592	451,210
Raymond James Financial, Inc.	2,667	320,893
		2,053,368
Consumer Finance - 0.9%
American Express Co.	2,179	478,116
Financial Services - 2.9%
MasterCard, Inc. Class A	1,727	819,911
Visa, Inc. Class A	2,732	772,172
Voya Financial, Inc.	332	22,696
		1,614,779
Insurance - 4.6%
Arthur J. Gallagher & Co.	2,165	528,108
Chubb Ltd.	1,260	317,104
Hartford Financial Services Group, Inc.	5,272	505,268
MetLife, Inc.	5,659	394,659
Progressive Corp.	2,186	414,378
The Travelers Companies, Inc.	1,841	406,787
		2,566,304
TOTAL FINANCIALS		7,596,037
HEALTH CARE - 11.8%
Biotechnology - 2.1%
AbbVie, Inc.	1,051	185,029
Gilead Sciences, Inc.	4,083	294,384
Regeneron Pharmaceuticals, Inc. (a)	460	444,401
Vertex Pharmaceuticals, Inc. (a)	494	207,846
		1,131,660
Health Care Equipment & Supplies - 0.7%
Boston Scientific Corp. (a)	5,935	392,956
GE Healthcare Holding LLC	117	10,680
		403,636
Health Care Providers & Services - 3.3%
Cigna Group	1,722	578,833
CVS Health Corp.	4,717	350,803
Humana, Inc.	641	224,555
UnitedHealth Group, Inc.	1,399	690,546
		1,844,737
Life Sciences Tools & Services - 1.6%
Agilent Technologies, Inc.	3,131	430,074
Danaher Corp.	784	198,462
Mettler-Toledo International, Inc. (a)	64	79,822
Thermo Fisher Scientific, Inc.	299	170,484
		878,842
Pharmaceuticals - 4.1%
Eli Lilly & Co.	1,563	1,178,002
Merck & Co., Inc.	3,093	393,275
Novo Nordisk A/S Series B	3,257	388,774
Zoetis, Inc. Class A	1,676	332,401
		2,292,452
TOTAL HEALTH CARE		6,551,327
INDUSTRIALS - 16.6%
Aerospace & Defense - 0.6%
Lockheed Martin Corp.	836	358,009
Building Products - 4.1%
Carrier Global Corp.	5,867	326,088
Fortune Brands Innovations, Inc.	3,130	254,594
The AZEK Co., Inc. (a)	10,207	491,059
Trane Technologies PLC	4,177	1,177,789
		2,249,530
Commercial Services & Supplies - 0.0%
Veralto Corp.	74	6,395
Construction & Engineering - 0.6%
AECOM	3,897	346,171
Electrical Equipment - 5.0%
Eaton Corp. PLC	6,229	1,800,181
Hubbell, Inc. Class B	920	350,216
Nextracker, Inc. Class A	3,171	178,337
Prysmian SpA	8,299	413,048
		2,741,782
Ground Transportation - 1.2%
Uber Technologies, Inc. (a)	8,446	671,457
Industrial Conglomerates - 1.5%
General Electric Co.	2,953	463,296
Honeywell International, Inc.	1,760	349,765
		813,061
Machinery - 2.3%
Caterpillar, Inc.	1,764	589,105
Cummins, Inc.	1,503	403,721
Pentair PLC	3,497	272,032
		1,264,858
Professional Services - 0.9%
Equifax, Inc.	826	225,985
RELX PLC (London Stock Exchange)	6,200	271,585
		497,570
Trading Companies & Distributors - 0.4%
United Rentals, Inc.	355	246,111
TOTAL INDUSTRIALS		9,194,944
INFORMATION TECHNOLOGY - 29.2%
Electronic Equipment, Instruments & Components - 1.0%
Jabil, Inc.	3,789	545,957
IT Services - 2.7%
Accenture PLC Class A	1,805	676,478
IBM Corp.	1,966	363,769
Shopify, Inc. Class A (a)	6,099	465,781
		1,506,028
Semiconductors & Semiconductor Equipment - 12.9%
Analog Devices, Inc.	1,120	214,838
Applied Materials, Inc.	2,002	403,643
ASML Holding NV (depository receipt)	576	548,168
Lam Research Corp.	501	470,063
Marvell Technology, Inc.	2,288	163,958
MKS Instruments, Inc.	247	30,322
NVIDIA Corp.	5,017	3,969,049
NXP Semiconductors NV	501	125,115
ON Semiconductor Corp. (a)	1,961	154,762
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	6,778	872,125
Universal Display Corp.	961	167,618
		7,119,661
Software - 11.1%
Adobe, Inc. (a)	613	343,452
HubSpot, Inc. (a)	598	370,048
Intuit, Inc.	750	497,168
Microsoft Corp.	10,939	4,524,808
Oracle Corp.	3,869	432,090
		6,167,566
Technology Hardware, Storage & Peripherals - 1.5%
Apple, Inc.	4,645	839,584
TOTAL INFORMATION TECHNOLOGY		16,178,796
MATERIALS - 4.4%
Chemicals - 2.4%
Linde PLC	3,051	1,369,350
Containers & Packaging - 1.2%
Aptargroup, Inc.	793	111,385
Avery Dennison Corp.	151	32,696
O-I Glass, Inc. (a)	29,969	507,075
		651,156
Metals & Mining - 0.8%
Gold Fields Ltd. sponsored ADR	10,125	132,030
Newmont Corp.	9,804	306,375
		438,405
TOTAL MATERIALS		2,458,911
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Extra Space Storage, Inc.	186	26,220
SL Green Realty Corp.	918	44,505
Weyerhaeuser Co.	485	16,674
		87,399
UTILITIES - 0.3%
Electric Utilities - 0.3%
SSE PLC	7,132	146,580
TOTAL COMMON STOCKS (Cost $46,042,833)		53,882,112

Money Market Funds - 3.0%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (b) (Cost $1,698,815)	1,698,475	1,698,815

TOTAL INVESTMENT IN SECURITIES - 100.3% (Cost $47,741,648)	55,580,927
NET OTHER ASSETS (LIABILITIES) - (0.3)%	(193,765)
NET ASSETS - 100.0%	55,387,162

Legend

(a)	Non-income producing
(b)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	253,749	20,245,894	18,800,828	32,949	-	-	1,698,815	0.0%
Total	253,749	20,245,894	18,800,828	32,949	-	-	1,698,815

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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